Note 1 - Business Description	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]

NOTE 1: BUSINESS DESCRIPTION

Nature of organization and business

Firefly Neuroscience, Inc. (the “Company”) and its wholly owned subsidiaries Firefly Neuroscience Ltd. (formerly known as Elminda Ltd.), Elminda 2022 Inc., a Delaware corporation (formerly known as Elminda Inc.), Firefly Neuroscience Canada Inc., a Canadian corporation, and Elminda Canada Inc., a Canadian corporation, are engaged in the development, marketing and distribution of medical devices and technology allowing high resolution visualization and evaluation of the complex neuro-physiological interconnections of the human brain.

Firefly Neuroscience Ltd. was initially incorporated and commenced its operations as a development company in 2006 under the laws of the State of Israel, and in May 2014, initiated its USA marketing and distribution activity through Elminda 2022 Inc.

In July 2014, the U.S. Food and Drug Administration (“FDA”) cleared Firefly Neuroscience Ltd.’s Brain Network Analytics (“BNA” ™) product for marketing in the USA. On September 11, 2014, the Company received the Conformity European (“CE”) approval for BNA™ allowing use in Europe.

Effective August 12, 2024, the Company changed its name from Firefly Neuroscience, Inc. to Firefly Neuroscience 2023, Inc.

Merger agreement

On November 16, 2023, WaveDancer, Inc. (“WaveDancer”) (NASDAQ: WAVD) announced that it has entered into a definitive merger agreement (the “Merger Agreement”) with the Company, to combine the companies in an all-stock transaction. The combined company will focus on continuing to develop and commercialize the Company’s Artificial Intelligence driven BNA™ platform, which was previously cleared by the FDA. Upon closing, the combined company is expected to operate under the name Firefly Neuroscience, Inc., and trade on the Nasdaq Capital Market.

Under the terms of the Merger Agreement, each share of the Company’s shares of common stock issued and outstanding will be converted into common shares of WaveDancer based on a fixed exchange ratio, with any resulting fractional shares to be rounded to the nearest whole share. At the effective time of the merger, securityholders of Firefly will own approximately 92% of the combined company and securityholders of WaveDancer will own approximately 8% of the combined company, on a fully diluted basis. WaveDancer’s ownership may increase if it raises capital in excess of the minimum detailed in the Merger Agreement. Following the merger, WaveDancer, Inc. will be renamed “Firefly Neuroscience, Inc.” and the corporate headquarters will be located in Buffalo, NY.

On January 12, 2024 and June 17, 2024, the Merger Agreement was amended to update certain terms of the original agreement dated November 15, 2023. The updates included changes to clarify that the effective time of the Merger Agreement shall be prior to or simultaneous with certain transaction to be carried out by WaveDancer, treatment of the Company’s warrants at the effective time, deletion of certain closing obligations, and to extend the end date of the original agreement dated November 15, 2023.

The transaction was completed effective August 12, 2024.

NOTE 1: BUSINESS DESCRIPTION

Nature of organization and business

Firefly Neuroscience, Inc. (the “Company”) and its wholly owned subsidiaries Firefly Neuroscience Ltd. (formerly known as Elminda Ltd.), Elminda 2022 Inc., a Delaware corporation (formerly known as Elminda Inc.). and Elminda Canada Inc., a Canadian corporation, are engaged in the development, marketing and distribution of medical devices and technology allowing high resolution visualization and evaluation of the complex neuro-physiological interconnections of the human brain.

Firefly Neuroscience Ltd. was initially incorporated and commenced its operations as a development company in 2006 under the laws of the State of Israel, and in May 2014, initiated its USA marketing and distribution activity through Elminda 2022 Inc.

In July 2014, the U.S. Food and Drug Administration (“FDA”) cleared Firefly Neuroscience Ltd. Brain Network Analytics’ (BNA™) product for marketing in the USA. On September 11, 2014, the Company received the Conformity European (“CE”) approval for BNA™ allowing use in Europe.

Reorganization

Name change and corporate restructure

Elminda Inc. was incorporated in the State of Delaware on April 21, 2022.

On July 5, 2022, Elminda Ltd. became a subsidiary of Elminda Inc. via a share exchange agreement wherein Elminda Inc. issued shares to shareholders of Elminda Ltd. against shares of Elminda Ltd. (the “Flip Transaction”).

On September 15, 2022 and October 24, 2022 management changed the name from Elminda Inc. and Elminda Ltd. to Firefly Neuroscience Inc. and Firefly Neuroscience Ltd., respectively.

Shareholder Restructuring

On January 27, 2022, holders of shares of outstanding Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock, and Series E Preferred Stock of Firefly Neuroscience Ltd. voted to convert their shares of preferred stock into shares of common stock of Firefly Neuroscience Ltd. Upon completion of the transaction, Firefly Neuroscience Ltd. had 1,085,605 shares of common stock and 3,198,421 shares of Series A Preferred Stock outstanding.

On May 24, 2022, holders of the majority of shares of common stock of Firefly Neuroscience Ltd. voted to exchange their shares on a 1-1 basis for shares in the Company.

In connection with the Flip Transaction, on July 5, 2022, (a) Firefly Neuroscience, Inc. became an issuer of (i) 1,085,605 common shares, (ii) 3,198,421 Series A preferred shares and (c) 3,715 shares of common share dividends. The original shareholders of Firefly Neuroscience Ltd. remained in control of the new group and the Company.

On November 23, 2022, the Company completed a reverse share split on a ratio of 1:750. These consolidated financial statements and all financial notes referencing shares of common stock, stock dividends, stock options and their associated prices have been retroactively adjusted as to show the effect of the 1:750 reverse stock split.

Merger agreement

On November 16, 2023, WaveDancer, Inc. (“WaveDancer”) (NASDAQ: WAVD) announced that it has entered into a definitive merger agreement (the “Merger Agreement”) with the Company, to combine the companies in an all-stock transaction. The combined company will focus on continuing to develop and commercialize the Company’s Artificial Intelligence driven BNA™ platform, which was previously cleared by the FDA. Upon closing, the combined company is expected to operate under the name Firefly Neuroscience, Inc., and trade on the Nasdaq Capital Market.

Under the terms of the Merger Agreement, each share of the Company’s shares of common stock issued and outstanding will be converted into common shares of WaveDancer based on a fixed exchange ratio, with any resulting fractional shares to be rounded to the nearest whole share. At the effective time of the merger, securityholders of Firefly will own approximately 92% of the combined company and securityholders of WaveDancer will own approximately 8% of the combined company, on a fully diluted basis. WaveDancer’s ownership may increase if it raises capital in excess of the minimum detailed in the Merger Agreement. The closing of the transaction is subject to customary closing conditions, including the effectiveness of the registration statement on Form S-4 to be filed by WaveDancer, and the receipt of required shareholder approvals from the Company’s and WaveDancer shareholders. Following the merger, WaveDancer, Inc. will be renamed “Firefly Neuroscience, Inc.” and the corporate headquarters will be located in Toronto, Ontario. The transaction is expected to be completed in 2024.

Israeli/Palestinian conflict

On October 7, 2023, an armed Israeli/Palestinian conflict broke out. As the Israeli/Palestinian conflict in Gaza develops, it could have an adverse impact on regional and global markets. While our operations are not directly impacted by these events, the duration of hostilities, imposition of sanctions and related events (including cyberattacks), among others, cannot be predicted. As a result, those events present uncertainty and risk. To date, conflict in Gaza has not had a material impact on the Company’s business.